Equity (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of share capital
As of December 31, 2020 and 2019, the share capital was distributed as follows:

Shareholder	Shares	Capital (in US$)
Patria Holdings Ltd.	70,200,000	600
Blackstone Pat Holdings IV, LLC	46,800,000	400

Total	117,000,000	1,000

Summary of additional paid-in capital
The amount of US$ 1,557 as of December 31, 2020 and 2019 was recorded as Additional
Paid-in
Capital, as demonstrated below:

Shareholder	Additional Paid-in Capital
Patria Holdings Ltd.	934
Blackstone Pat Holdings IV, LLC	623

Total	1,557

Summary of dividends paid by the group
Dividends paid by the Group to the parent company’s shareholders for the period ended December 31, 2020, 2019 and 2018 were:

Shareholder	2020		2019		2018
		US$/share*		US$/share*		US$/share*
Patria Holdings Ltd.	59,358	0.0009	34,693	0.0005	28,547	0.0004
Blackstone Pat Holdings IV, LLC	24,830	0.0004	11,704	0.0003	8,471	0.0002

Total	84,188	0.0012	46,397	0.0004	37,018	0.0003

(*)	Per share after share split, see note 25(a).

Summary of earnings per share

	2020	2019	2018
Net income for the year attributable to the Group´s owners	62,209	58,539	43,669
Weighted average number of shares	117,000,000	117,000,000	117,000,000
Basic and diluted earnings per share	0.0005	0.0005	0.0004

Summary of the subsidiary with non-controlling interests
The Group’s subsidiary with
non-controlling
interests as of December 31, 2020 and 2019 is Patria Investimentos Ltda. This entity has share capital consisting solely of ordinary shares.

	2020			2019
	Interest	Equity	Net income	Interest	Equity	Net income
Patria Investimentos Ltda.	49%	1,758	(369)	49%	7,590	2,399

Summary of financial statement
Patria Investimentos Ltda.

Summarized balance sheet	2020	2019
Current assets	12,709	17,617
Current liabilities	10,530	11,429
Current net assets	2,179	6,188

Non-current assets	6,748	35,344
Non-current liabilities	942	8,348
Non-current net assets	5,806	26,996

Net assets	7,985	33,184

Summarized statement of comprehensive income	2020	2019	2018
Revenue	29,857	41,231	34,062
Net income for the year	1,962	4,896	1,623
Other comprehensive income	—	—	—
Total comprehensive income	1,962	4,896	1,623

Profit allocated to NCI	—	—	—
Dividends paid to NCI	(3,552)	(1,003)	(1,814)

Summarized cash flows	2020	2019	2018
Cash flows from operating activities	7,188	4,314	5,053
Cash flows from investing activities	1,652	(238)	(746)
Cash flows from financing activities	(8,833)	(2,521)	(1,814)
Effects of exchange rate changes on cash and cash equivalents	(33)	(141)	(216)

Net increase (decrease) in cash and cash equivalents	(26)	1,414	2,277